Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Right-of-Use Assets
Right-of-use assets

	2025
	Warehouse	Cranes	Courtyards	Dock	Total
Gross carrying amount
Balance as of January 1, 2025	$107,605	$-	$49,569	$22,135	$179,309
Disposals (a)	(107,605)	-	(1,998)	(22,135)	(131,738)
Balance as of December 31, 2025	$-	$-	$47,571	$-	$47,571

Depreciation
Balance as of January 1, 2025	(87,903)	-	(2,066)	(22,135)	(112,104)
Disposals	93,878	-	6,196	22,135	122,209
Depreciation	(5,975)	-	(6,395)	-	(12,370)
Balance as of December 31, 2025	-	-	(2,265)	-	(2,265)
Carrying amount December 31, 2025	$-	$-	$45,306	$-	$45,306

	2024
	Warehouse	Cranes	Courtyards	Dock	Total
Gross carrying amount
Balance as of January 1, 2024	$150,625	$4,977	$56,564	$22,135	$234,301
Disposals	(43,020)	(4,977)	(6,995)	-	(54,992)
Balance as of December 31, 2024	$107,605	$-	$49,569	$22,135	$179,309

Depreciation
Balance as of January 1, 2024	(53,495)	(4,561)	(7,542)	(20,752)	(86,350)
Disposals	21,510	4,977	11,312	-	37,799
Depreciation	(55,918)	(416)	(5,836)	(1,383)	(63,553)
Balance as of December 31, 2024	(87,903)	-	(2,066)	(22,135)	(112,104)
Carrying amount December 31, 2024	$19,702	$-	$47,503	$-	$67,205

(a)	Corresponds to disposals due to operational reorganization in the logistics and storage segments.

Information of Lease Liabilities
As of December 31, 2025 and 2024, lease liabilities is presented in the consolidated statement of financial position and is summarized as follows:

	Short-term	Long-term
2025
Payable in Mexican pesos
Courtyards	$4,504	$41,701

2024
Payable in Mexican pesos
Warehouse	$18,636	$15,545
Courtyards	3,783	44,638
	$22,419	$60,183

Leasing Activities by Type of Right-of-Use Asset
The table below describes the nature of Grupo TMM’s leasing activities by type of right-of-use asset recognized in the consolidated statement of financial position:

Right-of-use asset	No. of right-of-use assets leased	Range of remaining term (years)	No. of leases with extension options	No. of leases with purchase option	No. of leases with variable payments linked to an index	No. of leases with termination options
Warehouse (a)	-	-	-	-	-	-
Courtyards	1	2 – 8	1	-	1	-

(a)	It corresponds to the lease of 2 warehouses that had terms between 2 and 8 years, which were terminated early during 2025.

Minimum Future Lease Payments
Lease liabilities are guaranteed with related underlying assets. Future minimum lease payments as of December 31, 2025 and 2024 were as follows

	Within the 1st year	1 to 3 years	3 to 5 years	After 5 years	Total
Balance as of December 31, 2025
Lease payments	$10,717	$21,431	$21,432	$17,861	$71,441
Financial charges	(6,213)	(10,297)	(6,706)	(2,020)	(25,236)
Net present value	$4,504	$11,134	$14,726	$15,841	$46,205

Balance as of December 31, 2024
Lease payments	$34,518	$29,212	$26,574	$36,075	$126,379
Financial charges	(12,099)	(14,693)	(10,831)	(6,154)	(43,777)
Net present value	$22,419	$14,519	$15,743	$29,921	$82,602

Expense Relating to Payments not Included in Measurement of Lease Liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	2025	2024	2023
Short-term leases (a)	$745,349	$803,420	$523,174
Leases of low-value assets	10,920	10,399	8,294
	$756,269	$813,819	$531,468

(a)	Corresponds to the leasing of dredging and parcel tankers vessels, as well as the corporate offices.